Marketable Securities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Fair value and carrying value at beginning of period	$ 105,218	$ 83,575
Increase in fair value	54,823	21,643
Fair value and carrying value at balance sheet date	$ 160,041	$ 105,218